Components of Net Periodic Benefit Costs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Amortization of net transition asset	¥ 59
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	29,774	29,589	30,980
Interest cost	15,196	16,067	15,402
Expected return on plan assets	(15,401)	(17,987)	(16,969)
Recognized actuarial loss	12,219	11,802	16,000
Amortization of prior service costs	(10,380)	(10,391)	(10,391)
Net periodic benefit costs	31,408	29,080	35,022
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,348	4,160	3,645
Interest cost	10,082	11,165	12,083
Expected return on plan assets	(9,049)	(9,135)	(8,652)
Amortization of net transition asset	139	20	67
Recognized actuarial loss	2,771	2,911	857
Amortization of prior service costs	(448)	(32)	30
Losses (gains) on curtailments and settlements	1,111	(31)	1,766
Net periodic benefit costs	¥ 7,954	¥ 9,058	¥ 9,796